Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MATTHEWS INTERNATIONAL CORPORATION
Entity Central Index Key	0000063296